Convertible notes, net - Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Convertible notes, net
Amortization of debt issuance costs	$ 110	¥ 690	¥ 3,947	¥ 3,712
Convertible notes
Convertible notes, net
Amortization of debt issuance costs	110	690	3,947	3,712
Total interest expense	519	3,257	117,940	104,918
Convertible notes | KKR Notes
Convertible notes, net
Notes interest incurred	232	1,454	65,130	57,807
Convertible notes | GM Notes
Convertible notes, net
Notes interest incurred	$ 177	¥ 1,113	¥ 48,863	¥ 43,399